Document And Entity Information	Aug. 25, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	Viad Corp
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000884219
Document Period End Date	Aug. 25, 2021
Entity Emerging Growth Company	false
Entity File Number	001-11015
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-1169950
Entity Address, Address Line One	7000 East 1st Avenue
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85251-4304
City Area Code	(602)
Local Phone Number	207-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document And Entity Information [Line Items]
Title of each class	Common Stock, $1.50 Par Value
Trading Symbol	VVI
Name of each exchange on which registered	NYSE
Preferred Stock [Member]
Document And Entity Information [Line Items]
Title of each class	Preferred Stock Purchase Rights
Name of each exchange on which registered	NYSE
No Trading Symbol Flag	true